Chapter 11 - Schedule of Liabilities Subject to Compromise (Details) - USD ($) $ in Millions	2 Months Ended	11 Months Ended	12 Months Ended
	Feb. 22, 2022	Dec. 31, 2021	Dec. 31, 2021	Sep. 30, 2022	Dec. 31, 2020
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt		$ 5,662	$ 5,662
Accounts payable and other liabilities		36	36
Accrued interest on external debt		34	34
Amount due to related party		503	503
Liabilities subject to compromise	$ 6,237	6,235	6,235
Interest expense, not recorded due to reorganization	48	298	298
Continuing operations		6,117	6,117	$ 0	$ 0
Discontinued operations		118	118
Continuing Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	6,119
Continuing operations		6,117	6,117
Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	118
Reorganization, Chapter 11, Predecessor, before Adjustment [Member]
Reorganization, Chapter 11 [Line Items]
Senior under-secured external debt	5,662
Accounts payable and other liabilities	35
Accrued interest on external debt	34
Amount due to related party	506
Liabilities subject to compromise	6,237	(310)	(310)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | Continuing Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	6,119	(296)	(296)
Reorganization, Chapter 11, Predecessor, before Adjustment [Member] | Discontinued Operations [Member]
Reorganization, Chapter 11 [Line Items]
Liabilities subject to compromise	$ 118	$ (14)	$ (14)